CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount

The net carrying amount of the Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2020:

Convertible Notes	$575,000	$(109,655)	$(11,766)	$453,579

The net carrying amount of the equity component of the 2025 Convertible Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs	Equity component, net
December 31, 2020:

Convertible notes	$116,521	$(3,184)	$113,337

The Company recognized interest expense on the 2025 Convertible Notes as follows:

Year ended December 31, 2020

Amortization of debt discount and issuance costs	$7,629

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

2025 Capped Call Transactions

In connection with the pricing of the 2025 Convertible Notes, the Company entered into capped call transactions (the “Capped Call Transactions”) with certain of the purchasers of the Convertible Notes.

The 2025 Capped Calls are purchased call options that give the Company the option to purchase, subject to anti-dilution adjustments substantially identical to those in the 2025 Convertible Notes.. The 2025 Capped Calls will expire in 2025, if not exercised earlier. The 2025 Capped Calls are intended to offset potential dilution to the Company’s common shares and/or offset the potential cash payments that the Company could be required to make in excess of the principal amount upon any conversion of the 2025 Notes under certain circumstances described in the Capped Call Transactions. The 2025 Capped Calls are separate transactions and are not part of the terms of the 2025 Notes.

As the Capped Call Transactions are considered indexed to the Company's stock and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheets.

The Company paid an aggregate amount of $46,000 for the 2025 Capped Calls. The amount paid for the 2025 Capped Calls was recorded as a reduction to Additional paid-in capital in the consolidated balance sheets.

2023 Convertible notes

In June and July of 2018, The Company issued $442,750 aggregate principal amount, 0% coupon rate, of Convertible Senior Notes due 2023 (the “2023 Convertible Notes”). Subject to satisfaction of certain conditions and during certain periods, as defined in the indenture governing the Convertible Notes, the holders will have the option to exchange the notes into cash or the Company ordinary shares, if any (subject to the Company right to pay cash in lieu of all or a portion of such shares).

The conversion rate was initially 7.0113 Ordinary Shares per $1,000 principal amount of notes (equivalent to an initial conversion price of approximately $142.63 per Ordinary Share). The conversion rate will be subject to adjustment in some events, but will not be adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occur prior to the maturity date, or following the Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert his or her Convertible Notes in connection with such a corporate event or notice of tax redemption, as the case may be.

Conversion terms:

Holders may convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2023 only under the following circumstances:

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

e.During any calendar quarter commencing after September 30, 2018 (and only during such calendar quarter), if the last reported sale price of the Company’s Ordinary Shares, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding quarter is greater than or equal to 130% of the conversion price on each applicable trading day.

f.During the five business day period after any ten consecutive trading day period (the “measurement period”) in which the trading price per USD 1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day.

g.If the Company calls the notes for a tax redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the tax redemption date; or

h.Upon the occurrence of specified corporate events. On or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver, as the case may be, cash, Ordinary Shares or a combination of cash and Ordinary Shares, at the Company’s election.

i.For at least 20 trading days during the period of 30 consecutive trading days ended June 30, 2020, the last reported sale price of the Company’s common share was equal to or exceeded 130% of the conversion price of the 2023 Notes on each applicable trading day. As a result, the 2023 Convertible Notes first became eligible for optional conversion during the second quarter of 2020.

In accounting for the issuance of the Convertible Notes, the Company separated the Convertible Notes into liability and equity components. The carrying amount of the equity component representing the conversion option was $105,375 and was determined by deducting the fair value of the liability component from the par value of the Convertible Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount ("debt discount") is amortized to interest expense over the term of the Convertible Notes at an effective interest rate of 6.20% over the contractual terms of the Convertible Notes.

Debt issuance costs related to the 2023 Convertible Notes comprised of commissions and payable to third party consultants of $11,511 and third party costs of $1,090. The Company allocated the total amount incurred to the liability and equity components of the 2023 Convertible Notes based on their relative values. Issuance costs attributable to the liability component were $9,602 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were netted with the equity component in stockholders’ equity. The Company initially recorded equity issuance costs of $2,999.

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

The net carrying amount of the 2023 Convertible Notes were as follows (in thousands):

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Converted to shares	Net carrying value
December 31, 2020:

Convertible Notes	$442,750	$(57,435)	$(4,275)	$(179)	$380,861

	Principal outstanding	Unamortized debt discount	Unamortized debt issuance costs	Net carrying value
December 31, 2019:

Convertible Notes	$442,750	$(77,527)	$(6,508)	$358,715

The net carrying amount of the equity component of the 2023 Convertible Notes were as follows (in thousands):

	Amount allocated to conversion option	Less: allocated issuance costs	Converted to shares	Equity component, net
December 31, 2020:

Convertible notes	$105,375	$(2,999)	$179	$102,555

The Company recognized interest expense on the 2023 Convertible Notes as follows:

Year ended December 31, 2020

Amortization of debt discount and issuance costs	$22,325

The effective interest rate of the liability component is 6.20% for the Convertible Notes.

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WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 9:-CONVERTIBLE NOTES (Cont.)

	Amount allocated to conversion option	Less: allocated issuance costs and Capped call	Equity component, net
December 31, 2019:

Convertible notes	$105,375	$(48,337)	$57,038

The Company recognized interest expense on the Notes as follows (in thousands, except for percentages):

Year ended December 31, 2019

Amortization of debt discount and issuance costs	$20,938